Unaudited Interim Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Class A shares Ordinary shares	Class B shares Ordinary shares	Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income (loss)	Total
Balance at Dec. 31, 2021	$ 800	$ 100	$ 1,060,510	$ 568,418	$ 5,037,292	$ 227,202	$ 6,894,322
Balance (in Shares) at Dec. 31, 2021	8,000,000	1,000,000
Foreign currency translation loss						(406,611)	(406,611)
Net income					2,190,661		2,190,661
Balance at Jun. 30, 2022	$ 800	$ 100	1,060,510	568,418	7,227,953	(179,409)	8,678,372
Balance (in Shares) at Jun. 30, 2022	8,000,000	1,000,000
Balance at Dec. 31, 2022	$ 1,100	$ 100	10,645,122	916,912	8,164,759	(383,942)	19,344,051
Balance (in Shares) at Dec. 31, 2022	11,000,000	1,000,000
Foreign currency translation loss						(659,127)	(659,127)
Net income					475,172		475,172
Balance at Jun. 30, 2023	$ 1,100	$ 100	$ 10,645,122	$ 916,912	$ 8,639,931	$ (1,043,069)	$ 19,160,096
Balance (in Shares) at Jun. 30, 2023	11,000,000	1,000,000